Average Annual Total Returns - California Bond Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper California Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper California Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper California Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	4.82%	3.76%	5.68%	4.82%	3.76%	5.68%	3.87%	3.59%	5.32%	4.55%	3.51%	5.42%	5.21%	3.91%	4.63%	4.22%	3.76%	5.27%